Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of license Payments For Non-Capitalized Or Not Yet Capitalized

Commitments:
in €’000	2020	2021
less than one year	13,698	13,400
between more than one and less than two years	19,666	26,757
between more than two and less than three years	17,499	68,948
between more than three and less than four years	17,675	61,951
more than four years	26,875	522,733

Total	95,413	693,789